PENSION PLAN - Expense Recognized in Earnings (Details) - Registered Plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 19	$ 24
Interest on obligation	11	8
Interest on plan assets	(12)	(9)
Pension plan expense	18	23
Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	8	11
General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 10	$ 12